MATERIALS AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2019
MATERIALS AND SUPPLIES [abstract]
Schedule of materials and supplies
	2018	2019
	RMB’000	RMB’000

Raw materials	160,048	171,532
Reusable rail-line track materials	75,415	58,502
Accessories	59,261	40,224
Retailing consumables	1,493	1,001
	296,217	271,259